UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     March 31, 2008
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/21/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  77
                                                 --------------------

Form 13F Information Table Value Total:                $166,324
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3616    45685 SH       SOLE                    45685
Abbott Labs                    COM              002824100      551    10000 SH       SOLE                    10000
Adobe Systems                  COM              00724f101      534    15000 SH       SOLE                    15000
Advance Auto Parts             COM              00751Y106     3693   108450 SH       SOLE                   108450
Affiliated Computer            COM              008190100     1002    20000 SH       SOLE                    20000
Agilent Tech. Inc              COM              00846u101      447    15000 SH       SOLE                    15000
Amdocs Ltd                     COM              G02602103     3450   121650 SH       SOLE                   121650
American Intl. Group           COM              026874107     4928   113932 SH       SOLE                   113932
Anadarko Petroleum             COM              032511107     3757    59600 SH       SOLE                    59600
Arkansas Best Corp             COM              040790107      319    10000 SH       SOLE                    10000
BP p.l.c                       COM              055622104     3533    58253 SH       SOLE                    58253
Bed Bath & Beyond              COM              075896100     2166    73440 SH       SOLE                    73440
C.H. Robinson Worldwide        COM              12541w209     1170    21500 SH       SOLE                    21500
CIT Group Inc                  COM              125581108     2679   226050 SH       SOLE                   226050
Cadence Design                 COM              127387108     1712   160300 SH       SOLE                   160300
Cardinal Health                COM              14149y108     5899   112350 SH       SOLE                   112350
ChevronTexaco Corp             COM              166764100      644     7550 SH       SOLE                     7550
Cisco Systems Inc              COM              17275r102     5412   224675 SH       SOLE                   224675
Columbia Sportswear            COM              189516106      960    21800 SH       SOLE                    21800
ConAgra                        COM              205887102     2261    94400 SH       SOLE                    94400
Dell Inc.                      COM              24702R101      598    30000 SH       SOLE                    30000
Dover Corp.                    COM              260003108     3947    94475 SH       SOLE                    94475
ENSCO Intl                     COM              26874Q100     4065    64920 SH       SOLE                    64920
General Dynamics               COM              369550108     3410    40900 SH       SOLE                    40900
General Electric               COM              369604103     1444    39005 SH       SOLE                    39005
Google, Inc.                   COM              38259p508      440     1000 SH       SOLE                     1000
Halliburton Co                 COM              406216101     4517   114850 SH       SOLE                   114850
Harman Intl Industries         COM              413086109      435    10000 SH       SOLE                    10000
Hilb, Rogal & Hobbs            COM              431294107     2317    73635 SH       SOLE                    73635
ITT Educational                COM              45068B109     2754    59950 SH       SOLE                    59950
Int'l Business Mach.           COM              459200101     5448    47320 SH       SOLE                    47320
J.P. Morgan Chase              COM              46625H100     3005    69954 SH       SOLE                    69954
Johnson & Johnson              COM              478160104     4245    65445 SH       SOLE                    65445
KeyCorp                        COM              493267108      663    30200 SH       SOLE                    30200
L-3 Communications             COM              502424104     1192    10900 SH       SOLE                    10900
Legg Mason, Inc.               COM              524901105     3734    66700 SH       SOLE                    66700
Lehman Brothers                COM              524908100      627    16650 SH       SOLE                    16650
Lowe's Companies               COM              548661107     3499   152520 SH       SOLE                   152520
Marathon Oil                   COM              565849106     1295    28400 SH       SOLE                    28400
Men's Wearhouse                COM              587118100      233    10000 SH       SOLE                    10000
Microsoft                      COM              594918104     5296   186625 SH       SOLE                   186625
Office Depot                   COM              676220106      663    60000 SH       SOLE                    60000
Oshkosh Truck Corp             COM              688239201      544    15000 SH       SOLE                    15000
Pepsico Inc.                   COM              713448108     3000    41555 SH       SOLE                    41555
Qualcomm Inc                   COM              747525103      287     7000 SH       SOLE                     7000
Royal Dutch Shell              COM              780257804      237     3435 SH       SOLE                     3435
Safeway Inc.                   COM              786514208      880    30000 SH       SOLE                    30000
Seagate Technology             COM              G7945J104      733    35000 SH       SOLE                    35000
Southwest Airlines             COM              844741108     4187   337700 SH       SOLE                   337700
Staples Inc.                   COM              855030102     2796   126450 SH       SOLE                   126450
Supervalu                      COM              868536103     2680    89400 SH       SOLE                    89400
Symantec                       COM              871503108      467    28100 SH       SOLE                    28100
Sysco Corp                     COM              871829107     4092   141000 SH       SOLE                   141000
TJX Companies Inc              COM              872540109      331    10000 SH       SOLE                    10000
Tesoro Corp                    COM              881609101      600    20000 SH       SOLE                    20000
Texas Instruments              COM              882508104     2789    98650 SH       SOLE                    98650
Tidewater Inc                  COM              886423102     1378    25000 SH       SOLE                    25000
United Health Group            COM              91324P102     3791   110325 SH       SOLE                   110325
United Parcel Service          COM              911312106     3942    53980 SH       SOLE                    53980
Varian Medical                 COM              92220P105     3505    74825 SH       SOLE                    74825
Wal-Mart Stores                COM              931142103     1999    37950 SH       SOLE                    37950
Waste Management               COM              94106L109     4353   129700 SH       SOLE                   129700
Wells Fargo                    COM              949746101      262     9000 SH       SOLE                     9000
Werner Industries              COM              950755108      288    15500 SH       SOLE                    15500
Zimmer Holdings                COM              98956P102     6427    82550 SH       SOLE                    82550
Bank of NY 6.875%              PRD              09656g201     2148    86450 SH       SOLE                    86450
Bear Stearns III 7.80%         PRD              07384t206      763    33500 SH       SOLE                    33500
CIT Group  6.35%               PRD              125581207      409    30500 SH       SOLE                    30500
Cap Crossing 8.50%             PRD              14007r401      656    28700 SH       SOLE                    28700
FPC Capital I 7.10%            PRD              302552203      713    28900 SH       SOLE                    28900
Harris Pref 7.375%             PRD              414567206     1603    67800 SH       SOLE                    67800
Highwoods Prop 8.0%            PRD              431284306      898    37254 SH       SOLE                    37254
Key IX 6.75%                   PRD              49327Q204     1273    63700 SH       SOLE                    63700
Key VIII 7%                    PRD              49327C205     1159    55600 SH       SOLE                    55600
MBNA Corp.  8.10%              PRD              55270b201      351    14000 SH       SOLE                    14000
Repsol 7.45%                   PRD              G7513k103     2069    82150 SH       SOLE                    82150
Ryl Bk Scotland 7.25%          PRD              780097879     2154    89150 SH       SOLE                    89150